7. Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and cash equivalents
	December 31, 2017	December 31, 2016

Cash and banks	171,951	137,395
Cash equivalents	2,111,096	1,748,826
	2,283,047	1,886,221

Cash and cash equivalents include cash, bank deposits and high-liquidity short-term financial investments, mainly represented by repurchase agreements (accruing CDI interest rates), deposited at Banco do Brasil, whose original maturities are lower than three months, which are convertible into a cash amount and subject to an insignificant risk of change in value.

The average yield of financial investments corresponds to 98.88% of CDI in December 2017 (99.24% in December 2016).